AB Bond Fund, Inc.

AB High Yield Portfolio

Portfolio of Investments

January 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 76.7%
Industrial – 69.3%
Basic – 4.5%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(a)	U.S.$	28	$28,198
Arconic Corp. 6.125%, 02/15/2028(a)		11	11,423
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)		69	67,797
7.50%, 09/30/2029(a)		17	16,479
Axalta Coating Systems LLC 3.375%, 02/15/2029(a)		150	139,141
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/2029(a)		16	16,990
Cleveland-Cliffs, Inc. 4.625%, 03/01/2029(a)		6	5,834
4.875%, 03/01/2031(a)		4	3,919
9.875%, 10/17/2025(a)		45	50,299
Commercial Metals Co. 4.875%, 05/15/2023		50	51,314
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		29	29,507
Diamond BC BV 4.625%, 10/01/2029(a)		27	25,514
Element Solutions, Inc. 3.875%, 09/01/2028(a)		110	105,826
ERP Iron Ore, LLC 9.039%, 12/31/2019(b) (c) (d) (e) (f)		5	3,791
FMG Resources (August 2006) Pty Ltd. 4.375%, 04/01/2031(a)		145	145,178
Graham Packaging Co., Inc. 7.125%, 08/15/2028(a)		119	120,787
Graphic Packaging International LLC 3.75%, 02/01/2030(a)		103	98,964
4.75%, 07/15/2027(a)		28	29,473
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028(a)		37	39,202
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(a)	EUR	100	105,637
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	131	123,884
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(a) (f)		39	40,555
Joseph T Ryerson & Son, Inc. 8.50%, 08/01/2028(a)		48	51,863
Kleopatra Finco SARL 4.25%, 03/01/2026(a)	EUR	100	105,141

	Principal Amount (000)			U.S. $ Value

Kobe US Midco 2, Inc. 9.25% (9.25% Cash or 10.00% PIK), 11/01/2026(a) (f)	U.S.$	97		$98,415
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(b) (c) (d) (e) (g)		60		0
Mercer International, Inc. 5.125%, 02/01/2029		72		71,299
NOVA Chemicals Corp. 5.25%, 06/01/2027(a)		54		54,705
Olin Corp. 5.625%, 08/01/2029		57		59,775
Peabody Energy Corp. 6.00%, 03/31/2022(a)		0	**	243
6.375%, 03/31/2025(a)		30		28,599
PIC AU Holdings LLC/PIC AU Holdings Corp. 10.00%, 12/31/2024(a)		46		47,495
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 4.00%, 10/15/2027(a)		93		88,098
Rimini Bidco SpA 5.25% (EURIBOR 3 Month + 5.25%), 12/14/2026(h)	EUR	100		107,691
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(a)	U.S.$	21		20,797
SCIL IV LLC/SCIL USA Holdings LLC 5.375%, 11/01/2026(a)		231		232,848
Sealed Air Corp. 5.25%, 04/01/2023(a)		35		35,823
5.50%, 09/15/2025(a)		33		35,515
SPCM SA 3.375%, 03/15/2030(a)		200		187,949
TPC Group, Inc. 10.50%, 08/01/2024(a)		24		15,960
Valvoline, Inc. 3.625%, 06/15/2031(a)		65		59,647
4.25%, 02/15/2030(a)		133		128,412
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		48		47,774
5.625%, 08/15/2029(a)		114		110,029

				2,847,790

Capital Goods – 5.4%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.00%, 02/15/2023(a)		32		31,997
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (f)	EUR	120		136,027
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.00%, 09/01/2029(a)		100		105,464
3.25%, 09/01/2028(a)	U.S.$	200		189,500

	Principal Amount (000)		U.S. $ Value

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(a)	U.S.$	200	$198,452
5.25%, 08/15/2027(a)		200	195,000
Ball Corp. 2.875%, 08/15/2030		222	205,970
Bombardier, Inc. 6.00%, 02/15/2028(a)		85	82,460
7.50%, 12/01/2024-03/15/2025(a)		121	124,149
7.875%, 04/15/2027(a)		10	10,130
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		73	74,854
5.125%, 07/15/2029(a)		11	11,467
Colfax Corp. 6.375%, 02/15/2026(a)		9	9,281
Crown Cork & Seal Co., Inc. 7.375%, 12/15/2026		20	23,228
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		112	113,585
Energizer Holdings, Inc. 4.375%, 03/31/2029(a)		74	69,946
EnerSys 4.375%, 12/15/2027(a)		80	81,237
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		162	166,860
GFL Environmental, Inc. 3.50%, 09/01/2028(a)		140	131,907
4.00%, 08/01/2028(a)		50	46,914
Granite US Holdings Corp. 11.00%, 10/01/2027(a)		18	19,415
Griffon Corp. 5.75%, 03/01/2028		3	3,002
JELD-WEN, Inc. 4.625%, 12/15/2025(a)		6	5,973
Madison IAQ LLC 5.875%, 06/30/2029(a)		37	34,219
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		13	12,793
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)	EUR	100	115,344
Stevens Holding Co., Inc. 6.125%, 10/01/2026(a)	U.S.$	20	21,035
Tervita Corp. 11.00%, 12/01/2025(a)		105	121,420
TransDigm, Inc. 4.625%, 01/15/2029		16	15,195
4.875%, 05/01/2029		84	80,713
6.25%, 03/15/2026(a)		362	374,356
6.375%, 06/15/2026		27	27,438
8.00%, 12/15/2025(a)		61	63,838

	Principal Amount (000)		U.S. $ Value

Triumph Group, Inc. 6.25%, 09/15/2024(a)	U.S.$	23	$22,911
7.75%, 08/15/2025		23	22,823
8.875%, 06/01/2024(a)		213	227,719
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	100	111,344
Wesco Distribution, Inc. 7.125%, 06/15/2025(a)	U.S.$	14	14,657
7.25%, 06/15/2028(a)		107	114,736

			3,417,359

Communications - Media – 8.9%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)		125	124,896
Altice Financing SA 5.00%, 01/15/2028(a)		378	351,192
AMC Networks, Inc. 4.25%, 02/15/2029		76	73,255
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		8	7,770
Cable One, Inc. 4.00%, 11/15/2030(a)		160	151,068
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031-01/15/2034(a)		397	369,434
4.50%, 08/15/2030-06/01/2033(a)		288	279,541
4.75%, 03/01/2030(a)		40	39,715
5.00%, 02/01/2028(a)		193	195,396
5.125%, 05/01/2027(a)		295	302,340
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027(a)		47	47,236
CSC Holdings LLC 3.375%, 02/15/2031(a)		208	181,563
4.625%, 12/01/2030(a)		316	281,324
7.50%, 04/01/2028(a)		200	206,984
DISH DBS Corp. 5.25%, 12/01/2026(a)		218	211,549
5.75%, 12/01/2028(a)		194	186,399
5.875%, 07/15/2022-11/15/2024		201	203,094
7.75%, 07/01/2026		101	104,063
DISH Network Corp. 3.375%, 08/15/2026(i)		27	25,055
Gray Escrow II, Inc. 5.375%, 11/15/2031(a)		179	176,648
iHeartCommunications, Inc. 5.25%, 08/15/2027(a)		37	37,638
6.375%, 05/01/2026		5	5,290
8.375%, 05/01/2027		40	42,143
Lamar Media Corp. 4.875%, 01/15/2029		8	8,136

	Principal Amount (000)		U.S. $ Value

LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(a)	U.S.$	200	$208,145
Liberty Interactive LLC 8.25%, 02/01/2030		279	290,056
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		91	86,450
8.00%, 08/01/2029(a)		60	56,100
National CineMedia LLC 5.75%, 08/15/2026		21	14,694
5.875%, 04/15/2028(a)		60	50,915
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(a)		82	78,726
Scripps Escrow II, Inc. 5.375%, 01/15/2031(a)		18	17,801
Sinclair Television Group, Inc. 4.125%, 12/01/2030(a)		110	101,200
5.125%, 02/15/2027(a)		9	8,503
5.50%, 03/01/2030(a)		153	141,788
Sirius XM Radio, Inc. 3.875%, 09/01/2031(a)		76	70,291
4.00%, 07/15/2028(a)		135	130,592
4.125%, 07/01/2030(a)		111	105,916
5.50%, 07/01/2029(a)		24	24,923
Summer BC Holdco B SARL 5.75%, 10/31/2026(a)	EUR	100	115,137
TEGNA, Inc. 5.00%, 09/15/2029	U.S.$	92	90,704
Univision Communications, Inc. 4.50%, 05/01/2029(a)		19	18,832
6.625%, 06/01/2027(a)		121	127,781
9.50%, 05/01/2025(a)		10	10,600
Urban One, Inc. 7.375%, 02/01/2028(a)		54	54,886
Virgin Media Vendor Financing Notes IV DAC 5.00%, 07/15/2028(a)		200	188,730

			5,604,499

Communications - Telecommunications – 3.5%
Altice France SA/France 5.50%, 01/15/2028(a)		200	190,984
Embarq Corp. 7.995%, 06/01/2036		123	126,659
Frontier Communications Holdings LLC 6.75%, 05/01/2029(a)		43	43,108
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(c) (j)		158	69,816
8.50%, 10/15/2024(a) (c) (j)		47	21,291
Kaixo Bondco Telecom SA 5.125%, 09/30/2029(a)	EUR	100	109,549

	Principal Amount (000)		U.S. $ Value

Level 3 Financing, Inc. 3.75%, 07/15/2029(a)	U.S.$	137	$125,423
4.25%, 07/01/2028(a)		134	127,987
Lumen Technologies, Inc. 4.50%, 01/15/2029(a)		238	217,993
Series G 6.875%, 01/15/2028		65	69,684
Nexstar Media, Inc. 5.625%, 07/15/2027(a)		76	78,204
Sprint Capital Corp. 8.75%, 03/15/2032		357	498,720
Sprint Communications, Inc. 6.00%, 11/15/2022		38	39,146
Sprint Corp. 7.875%, 09/15/2023		73	78,838
Telecom Italia Capital SA 6.375%, 11/15/2033		90	92,925
Telesat Canada/Telesat LLC 6.50%, 10/15/2027(a)		30	18,433
United Group BV 4.00%, 11/15/2027(a)	EUR	100	107,289
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031(a)	U.S.$	200	191,680
Zayo Group Holdings, Inc. 6.125%, 03/01/2028(a)		10	9,475

			2,217,204

Consumer Cyclical - Automotive – 3.8%
Adient US LLC 9.00%, 04/15/2025(a)		26	27,555
Allison Transmission, Inc. 3.75%, 01/30/2031(a)		112	104,186
American Axle & Manufacturing, Inc. 5.00%, 10/01/2029		161	148,966
Clarios Global LP/Clarios US Finance Co. 6.25%, 05/15/2026(a)		103	106,665
8.50%, 05/15/2027(a)		59	61,712
Dana, Inc. 4.25%, 09/01/2030		20	19,448
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		98	101,065
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(b) (c) (e) (g)		32	0
(First Lien) 11.00%, 10/31/2024(b) (c) (e) (g)		13	0
Ford Motor Co. 3.25%, 02/12/2032		162	154,449
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		200	193,802
3.096%, 05/04/2023		221	222,689
4.00%, 11/13/2030		200	200,975
Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029(a)		98	98,065

	Principal Amount (000)		U.S. $ Value

Jaguar Land Rover Automotive PLC 4.50%, 01/15/2026(a)	EUR	110	$125,457
5.875%, 11/15/2024(a)		100	118,570
6.875%, 11/15/2026(a)		100	123,563
Mclaren Finance PLC 7.50%, 08/01/2026(a)	U.S.$	200	204,254
Meritor, Inc. 4.50%, 12/15/2028(a)		21	20,453
6.25%, 06/01/2025(a)		8	8,316
PM General Purchaser LLC 9.50%, 10/01/2028(a)		90	89,260
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(a)		12	11,713
Tenneco, Inc. 5.00%, 07/15/2026		25	23,172
5.125%, 04/15/2029(a)		127	117,887
7.875%, 01/15/2029(a)		35	37,232
Titan International, Inc. 7.00%, 04/30/2028		60	63,042

			2,382,496

Consumer Cyclical - Entertainment – 4.3%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		26	26,147
Carnival Corp. 4.00%, 08/01/2028(a)		67	63,593
5.75%, 03/01/2027(a)		195	187,444
9.875%, 08/01/2027(a)		28	31,383
10.50%, 02/01/2026(a)		260	291,369
Cedar Fair LP 5.25%, 07/15/2029		15	15,038
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.375%, 04/15/2027		64	64,801
5.50%, 05/01/2025(a)		192	197,348
Cinemark USA, Inc. 5.25%, 07/15/2028(a)		151	143,087
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		41	41,476
Mattel, Inc. 3.375%, 04/01/2026(a)		78	77,975
5.875%, 12/15/2027(a)		100	106,260
NCL Corp., Ltd. 3.625%, 12/15/2024(a)		79	72,745
5.875%, 03/15/2026(a)		24	22,730
10.25%, 02/01/2026(a)		10	11,349
Royal Caribbean Cruises Ltd. 5.25%, 11/15/2022		61	61,369
5.375%, 07/15/2027(a)		91	87,942
5.50%, 08/31/2026-04/01/2028(a)		222	215,462
10.875%, 06/01/2023(a)		69	73,878
11.50%, 06/01/2025(a)		74	81,757

	Principal Amount (000)		U.S. $ Value

SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)	U.S.$	121	$117,604
8.75%, 05/01/2025(a)		33	34,735
Six Flags Entertainment Corp. 4.875%, 07/31/2024(a)		117	117,241
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		125	130,426
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		167	173,330
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		16	14,604
7.00%, 02/15/2029(a)		79	75,579
13.00%, 05/15/2025(a)		48	53,756
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		29	28,433
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		69	66,717

			2,685,578

Consumer Cyclical - Other – 3.4%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		58	59,717
Beazer Homes USA, Inc. 6.75%, 03/15/2025		28	28,817
Boyd Gaming Corp. 8.625%, 06/01/2025(a)		10	10,606
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(a)		151	155,630
Caesars Entertainment, Inc. 6.25%, 07/01/2025(a)		138	143,031
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		49	49,406
Cirsa Finance International SARL 4.75%, 05/22/2025(a)	EUR	100	111,204
CP Atlas Buyer, Inc. 7.00%, 12/01/2028(a)	U.S.$	26	24,863
Empire Communities Corp. 7.00%, 12/15/2025(a)		61	62,228
Everi Holdings, Inc. 5.00%, 07/15/2029(a)		21	20,886
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		91	93,885
Forestar Group, Inc. 3.85%, 05/15/2026(a)		41	40,441
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		100	94,983
4.875%, 01/15/2030		17	17,550
5.375%, 05/01/2025(a)		40	41,145
5.75%, 05/01/2028(a)		11	11,567

	Principal Amount (000)		U.S. $ Value

Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)	U.S.$	37	$35,891
5.00%, 06/01/2029(a)		52	51,745
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		40	41,247
Mattamy Group Corp. 4.625%, 03/01/2030(a)		58	57,195
MGM Resorts International 6.00%, 03/15/2023		33	34,077
7.75%, 03/15/2022		16	16,100
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/2029(a)		46	43,246
5.875%, 09/01/2031(a)		46	43,342
Scientific Games International, Inc. 7.00%, 05/15/2028(a)		9	9,449
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 04/01/2029(a)		20	19,654
Standard Industries, Inc./NJ 3.375%, 01/15/2031(a)		39	35,500
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		16	15,966
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(a)		17	18,245
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.625%, 03/01/2024(a)		17	18,433
5.875%, 04/15/2023(a)		8	8,250
Travel + Leisure Co. 4.625%, 03/01/2030(a)		12	11,747
6.625%, 07/31/2026(a)		289	310,518
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		4	3,943
5.50%, 03/01/2025(a)		236	237,184
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		86	83,551
7.75%, 04/15/2025(a)		48	49,979

			2,111,221

Consumer Cyclical - Restaurants – 1.0%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		146	138,426
4.00%, 10/15/2030(a)		165	153,178
5.75%, 04/15/2025(a)		66	68,204
IRB Holding Corp. 6.75%, 02/15/2026(a)		12	12,209
7.00%, 06/15/2025(a)		5	5,213

	Principal Amount (000)		U.S. $ Value

Papa John’s International, Inc. 3.875%, 09/15/2029(a)	U.S.$	22	$20,922
Stonegate Pub Co. Financing 2019 PLC 8.25%, 07/31/2025(a)	GBP	113	156,984
Yum! Brands, Inc. 4.625%, 01/31/2032	U.S.$	96	95,738

			650,874

Consumer Cyclical - Retailers – 4.2%
Arko Corp. 5.125%, 11/15/2029(a)		99	94,142
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		63	62,124
5.00%, 02/15/2032(a)		26	25,825
Bath & Body Works, Inc. 5.25%, 02/01/2028		20	20,992
6.625%, 10/01/2030(a)		185	199,151
6.75%, 07/01/2036		48	54,555
6.875%, 11/01/2035		128	147,185
7.50%, 06/15/2029		17	18,565
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(a) (f)		28	27,367
Dufry One BV 2.50%, 10/15/2024(a)	EUR	103	113,432
FirstCash, Inc. 5.625%, 01/01/2030(a)	U.S.$	116	115,995
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)		29	27,972
Gap, Inc. (The) 3.625%, 10/01/2029(a)		49	45,590
3.875%, 10/01/2031(a)		115	106,820
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		13	12,457
Hanesbrands, Inc. 4.625%, 05/15/2024(a)		101	103,670
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		82	79,443
LBM Acquisition LLC 6.25%, 01/15/2029(a)		14	13,346
Levi Strauss & Co. 3.50%, 03/01/2031(a)		71	68,606
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(a)		93	89,768
7.875%, 05/01/2029(a)		58	53,083
Murphy Oil USA, Inc. 3.75%, 02/15/2031(a)		90	84,746
5.625%, 05/01/2027		2	2,407
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(a)		144	149,099

	Principal Amount (000)		U.S. $ Value

Party City Holdings, Inc. 8.75%, 02/15/2026(a)	U.S.$	20	$20,140
Rite Aid Corp. 7.50%, 07/01/2025(a)		22	21,702
8.00%, 11/15/2026(a)		263	258,151
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		29	29,843
SRS Distribution, Inc. 6.125%, 07/01/2029(a)		19	18,712
Staples, Inc. 7.50%, 04/15/2026(a)		154	151,835
10.75%, 04/15/2027(a)		61	56,828
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		33	35,820
White Cap Buyer LLC 6.875%, 10/15/2028(a)		19	19,512
William Carter Co. (The) 5.50%, 05/15/2025(a)		25	25,896
5.625%, 03/15/2027(a)		119	122,236
Wolverine World Wide, Inc. 4.00%, 08/15/2029(a)		157	150,681

			2,627,696

Consumer Non-Cyclical – 10.2%
AdaptHealth LLC 4.625%, 08/01/2029(a)		52	49,740
AHP Health Partners, Inc. 5.75%, 07/15/2029(a)		53	51,928
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		326	308,139
4.875%, 02/15/2030(a)		100	101,897
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		59	59,668
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		196	186,327
9.00%, 12/15/2025(a)		103	107,772
Catalent Pharma Solutions, Inc. 3.125%, 02/15/2029(a)		14	13,090
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)		78	81,238
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		42	40,526
4.00%, 03/15/2031(a)		151	145,411
Chobani LLC/Chobani Finance Corp., Inc. 4.625%, 11/15/2028(a)		24	24,017
Chrome Bidco SASU 3.50%, 05/31/2028(a)	EUR	100	109,817
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)	U.S.$	20	19,147

	Principal Amount (000)		U.S. $ Value

5.625%, 03/15/2027(a)	U.S.$	17	$17,135
6.00%, 01/15/2029(a)		14	14,234
6.625%, 02/15/2025(a)		52	53,826
6.875%, 04/01/2028-04/15/2029(a)		264	255,935
DaVita, Inc. 3.75%, 02/15/2031(a)		155	142,375
4.625%, 06/01/2030(a)		63	61,309
Elanco Animal Health, Inc. 5.90%, 08/28/2028		120	130,952
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		122	112,689
Encompass Health Corp. 5.75%, 09/15/2025		30	30,597
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. 6.125%, 04/01/2029(a)		48	45,611
Gruenenthal GmbH 4.125%, 05/15/2028(a)	EUR	100	112,216
Horizon Therapeutics USA, Inc. 5.50%, 08/01/2027(a)	U.S.$	200	207,298
IQVIA, Inc. 2.25%, 03/15/2029(a)	EUR	100	108,461
Jazz Securities DAC 4.375%, 01/15/2029(a)	U.S.$	200	197,550
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)		143	130,392
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030(a)		99	97,870
4.375%, 01/31/2032(a)		46	45,431
4.875%, 05/15/2028(a)		80	83,057
Legacy LifePoint Health LLC 6.75%, 04/15/2025(a)		20	20,712
LifePoint Health, Inc. 5.375%, 01/15/2029(a)		217	206,429
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025(a) (c) (j)		10	5,594
MEDNAX, Inc. 6.25%, 01/15/2027(a)		119	124,372
ModivCare, Inc. 5.875%, 11/15/2025(a)		24	24,943
Mozart Debt Merger Sub, Inc. 3.875%, 04/01/2029(a)		164	158,006
5.25%, 10/01/2029(a)		288	280,080
Newell Brands, Inc. 4.35%, 04/01/2023		25	25,519
4.70%, 04/01/2026		220	230,627
4.875%, 06/01/2025		12	12,608
Nidda Healthcare Holding GmbH 3.50%, 09/30/2024(a)	EUR	270	296,931

	Principal Amount (000)		U.S. $ Value

Option Care Health, Inc. 4.375%, 10/31/2029(a)	U.S.$	120	$116,585
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(a)		40	40,249
Paysafe Finance PLC/Paysafe Holdings US Corp. 4.00%, 06/15/2029(a)		67	60,468
Performance Food Group, Inc. 4.25%, 08/01/2029(a)		75	70,452
Picard Groupe SAS 3.875%, 07/01/2026(a)	EUR	100	110,784
Post Holdings, Inc. 4.50%, 09/15/2031(a)	U.S.$	40	38,061
4.625%, 04/15/2030(a)		58	55,900
5.50%, 12/15/2029(a)		100	102,711
5.625%, 01/15/2028(a)		54	55,434
5.75%, 03/01/2027(a)		40	41,091
Radiology Partners, Inc. 9.25%, 02/01/2028(a)		6	5,973
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		24	25,290
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)		174	169,309
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)		140	132,082
5.75%, 07/15/2025		3	3,063
Tempur Sealy International, Inc. 3.875%, 10/15/2031(a)		104	97,174
Tenet Healthcare Corp. 4.375%, 01/15/2030(a)		272	262,450
6.125%, 10/01/2028(a)		17	17,079
6.25%, 02/01/2027(a)		58	59,425
Triton Water Holdings, Inc. 6.25%, 04/01/2029(a)		73	68,465
US Acute Care Solutions LLC 6.375%, 03/01/2026		57	57,776
6.375%, 03/01/2026(a)		23	23,102
US Foods, Inc. 4.75%, 02/15/2029(a)		60	59,024
6.25%, 04/15/2025(a)		107	110,752
US Renal Care, Inc. 10.625%, 07/15/2027(a)		104	106,080
Vizient, Inc. 6.25%, 05/15/2027(a)		10	10,295

			6,430,550

Energy – 9.8%
Antero Resources Corp. 5.00%, 03/01/2025		30	30,401
7.625%, 02/01/2029(a)		4	4,357

	Principal Amount (000)		U.S. $ Value

Apache Corp. 4.375%, 10/15/2028	U.S.$	93	$96,203
4.625%, 11/15/2025		8	8,358
4.875%, 11/15/2027		14	14,566
Athabasca Oil Corp. 9.75%, 11/01/2026(a)		85	85,531
Berry Petroleum Co. LLC 7.00%, 02/15/2026(a)		127	127,279
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625%, 07/15/2026(a)		14	14,302
7.625%, 12/15/2025(a)		201	210,304
Buckeye Partners LP 4.50%, 03/01/2028(a)		201	194,999
Callon Petroleum Co. 8.00%, 08/01/2028(a)		7	7,129
8.25%, 07/15/2025		8	7,899
Citgo Holding, Inc. 9.25%, 08/01/2024(a)		72	72,072
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		16	15,927
7.00%, 06/15/2025(a)		50	50,368
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		119	118,654
7.50%, 04/30/2026		6	5,600
CNX Resources Corp. 6.00%, 01/15/2029(a)		124	127,876
Comstock Resources, Inc. 6.75%, 03/01/2029(a)		58	59,852
Crescent Energy Finance LLC 7.25%, 05/01/2026(a)		157	161,701
Diamond Foreign Asset Co./Diamond Finance LLC 9.00% (9.00% Cash or 13.00 % PIK), 04/22/2027(a) (f)		4	4,363
9.00% (9.00% Cash or 13.00 % PIK), 04/22/2027(f)		4	3,783
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(a)		122	123,391
EnLink Midstream LLC 5.625%, 01/15/2028(a)		60	61,586
EnLink Midstream Partners LP 4.15%, 06/01/2025		119	119,397
4.40%, 04/01/2024		47	47,319
5.60%, 04/01/2044		14	12,721
Series C 6.00%, 12/15/2022(k)		102	76,822
EQM Midstream Partners LP 4.50%, 01/15/2029(a)		57	54,418
4.75%, 01/15/2031(a)		106	101,413
5.50%, 07/15/2028		18	18,224
EQT Corp. 3.90%, 10/01/2027		118	118,980

	Principal Amount (000)		U.S. $ Value

Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024	U.S.$	45	$44,562
6.25%, 05/15/2026		21	20,269
6.50%, 10/01/2025		35	34,310
7.75%, 02/01/2028		62	61,072
8.00%, 01/15/2027		141	142,051
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		96	99,063
7.00%, 08/01/2027		26	26,758
Gulfport Energy Corp. 6.375%, 01/15/2026(c)		30	930
8.00%, 05/17/2026		2	2,196
8.00%, 05/17/2026(a)		55	59,053
Harbour Energy PLC 5.50%, 10/15/2026(a)		200	198,812
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		176	170,373
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		12	12,252
6.00%, 02/01/2031(a)		213	217,441
ITT Holdings LLC 6.50%, 08/01/2029(a)		179	171,768
Moss Creek Resources Holdings, Inc. 10.50%, 05/15/2027(a)		48	47,028
Murphy Oil Corp. 6.375%, 07/15/2028-12/01/2042		111	113,111
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		36	34,468
7.50%, 01/15/2028(a)		37	34,837
Nabors Industries, Inc. 5.75%, 02/01/2025		30	27,756
7.375%, 05/15/2027(a)		163	166,757
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		126	119,318
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		86	87,465
Occidental Petroleum Corp. 3.40%, 04/15/2026		8	7,902
5.50%, 12/01/2025		28	29,734
5.55%, 03/15/2026		272	289,812
6.125%, 01/01/2031		93	107,407
6.20%, 03/15/2040		69	79,930
8.50%, 07/15/2027		42	50,484
8.875%, 07/15/2030		42	54,489
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028		9	6,303
9.25%, 05/15/2025(a)		80	78,242
PDC Energy, Inc. 5.75%, 05/15/2026		69	70,202
Range Resources Corp. 5.00%, 03/15/2023		24	24,242
8.25%, 01/15/2029		55	60,769
Renewable Energy Group, Inc. 5.875%, 06/01/2028(a)		246	246,899

	Principal Amount (000)			U.S. $ Value

SM Energy Co. 5.625%, 06/01/2025	U.S.$	34		$33,830
6.50%, 07/15/2028		19		19,623
Southwestern Energy Co. 5.375%, 02/01/2029		55		55,938
5.95%, 01/23/2025		32		33,834
8.375%, 09/15/2028		22		24,121
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026(a)		150		153,667
Sunnova Energy Corp. 5.875%, 09/01/2026(a)		40		38,556
Sunoco LP/Sunoco Finance Corp. 5.875%, 03/15/2028		16		16,642
Talos Production, Inc. 12.00%, 01/15/2026		101		107,579
Transocean Guardian Ltd. 5.875%, 01/15/2024(a)		135		129,954
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		26		25,763
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)		113		110,143
Transocean, Inc. 6.80%, 03/15/2038		0	**	96
7.50%, 01/15/2026(a)		18		13,741
8.00%, 02/01/2027(a)		89		67,149
11.50%, 01/30/2027(a)		32		31,750
Vantage Drilling International 7.50%, 11/01/2019(b) (c) (d) (e)		46		0
Venture Global Calcasieu Pass LLC 4.125%, 08/15/2031(a)		101		101,753
W&T Offshore, Inc. 9.75%, 11/01/2023(a)		57		55,553
Weatherford International Ltd. 11.00%, 12/01/2024(a)		2		2,067

				6,175,619

Other Industrial – 0.5%
Belden, Inc. 3.875%, 03/15/2028(a)	EUR	100		111,439
H&E Equipment Services, Inc. 3.875%, 12/15/2028(a)	U.S.$	33		31,138
Interface, Inc. 5.50%, 12/01/2028(a)		11		11,329
KAR Auction Services, Inc. 5.125%, 06/01/2025(a)		118		118,037
Ritchie Bros Holdings, Inc. 4.75%, 12/15/2031(a)		28		28,187
Univar Solutions USA, Inc./Washington 5.125%, 12/01/2027(a)		17		17,335

				317,465

	Principal Amount (000)		U.S. $ Value

Services – 4.6%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)	U.S.$	52	$48,898
4.875%, 07/15/2032(a)		139	134,232
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		77	79,112
9.75%, 07/15/2027(a)		101	107,026
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.875%, 06/01/2028(a)	GBP	100	125,357
ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	242	221,835
Aptim Corp. 7.75%, 06/15/2025(a)		85	73,662
APX Group, Inc. 5.75%, 07/15/2029(a)		199	186,538
Aramark Services, Inc. 6.375%, 05/01/2025(a)		95	98,369
Block, Inc. 2.75%, 06/01/2026(a)		111	107,658
3.50%, 06/01/2031(a)		11	10,478
Elior Group SA 3.75%, 07/15/2026(a)	EUR	100	109,746
Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	40	39,117
9.50%, 11/01/2027(a)		57	60,136
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		134	133,024
Monitronics International, Inc. 0.00%, 04/01/2020(b) (c) (d) (e)		14	0
MPH Acquisition Holdings LLC 5.75%, 11/01/2028(a)		312	280,837
Nielsen Finance LLC/Nielsen Finance Co. 4.50%, 07/15/2029(a)		71	66,190
5.875%, 10/01/2030(a)		95	95,373
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		105	97,906
5.75%, 04/15/2026(a)		130	134,692
6.25%, 01/15/2028(a)		102	101,869
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(a)		12	12,204
Sabre GLBL, Inc. 7.375%, 09/01/2025(a)		101	103,843
9.25%, 04/15/2025(a)		65	72,701
Service Corp. International/US 3.375%, 08/15/2030		22	20,571
TripAdvisor, Inc. 7.00%, 07/15/2025(a)		61	63,876
Verscend Escrow Corp. 9.75%, 08/15/2026(a)		137	143,944

	Principal Amount (000)		U.S. $ Value

WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)	U.S.$	17	$17,201
ZipRecruiter, Inc. 5.00%, 01/15/2030(a)		109	107,935

			2,854,330

Technology – 3.3%
Ahead DB Holdings LLC 6.625%, 05/01/2028(a)		37	36,070
Austin BidCo, Inc. 7.125%, 12/15/2028(a)		37	37,652
Boxer Parent Co., Inc. 7.125%, 10/02/2025(a)		25	26,078
CDK Global, Inc. 5.25%, 05/15/2029(a)		123	127,953
Clarivate Science Holdings Corp. 4.875%, 07/01/2029(a)		31	29,528
CommScope, Inc. 4.75%, 09/01/2029(a)		92	88,106
6.00%, 03/01/2026(a)		56	56,754
8.25%, 03/01/2027(a)		29	28,360
Elastic NV 4.125%, 07/15/2029(a)		17	15,804
Imola Merger Corp. 4.75%, 05/15/2029(a)		40	38,929
LogMeIn, Inc. 5.50%, 09/01/2027(a)		117	114,175
Minerva Merger Sub, Inc. 6.50%, 02/15/2030(a)		221	220,448
NCR Corp. 5.00%, 10/01/2028(a)		86	85,661
5.125%, 04/15/2029(a)		101	100,807
5.75%, 09/01/2027(a)		24	24,472
Pitney Bowes, Inc. 6.875%, 03/15/2027(a)		40	39,518
Playtika Holding Corp. 4.25%, 03/15/2029(a)		147	140,521
Presidio Holdings, Inc. 8.25%, 02/01/2028(a)		5	5,289
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		226	211,143
Science Applications International Corp. 4.875%, 04/01/2028(a)		15	15,114
Seagate HDD Cayman 4.091%, 06/01/2029		117	114,726
Sensata Technologies, Inc. 3.75%, 02/15/2031(a)		180	169,191
TTM Technologies, Inc. 4.00%, 03/01/2029(a)		40	38,158
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		305	310,869

	Principal Amount (000)		U.S. $ Value

Xerox Corp. 4.375%, 03/15/2023	U.S.$	18	$18,253

			2,093,579

Transportation - Airlines – 0.6%
Air Canada 3.875%, 08/15/2026(a)		25	24,407
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		60	61,419
5.75%, 04/20/2029(a)		52	53,292
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		46	47,085
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		118	128,190
United Airlines, Inc. 4.625%, 04/15/2029(a)		22	21,865

			336,258

Transportation - Services – 1.3%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.125%, 10/15/2026(a)		200	198,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375%, 03/01/2029(a)		26	26,081
5.75%, 07/15/2027(a)		22	22,626
BCP V Modular Services 6.75%, 11/30/2029	EUR	113	117,914
EC Finance PLC 3.00%, 10/15/2026		111	125,892
Herc Holdings, Inc. 5.50%, 07/15/2027(a)	U.S.$	34	34,982
PROG Holdings, Inc. 6.00%, 11/15/2029(a)		114	111,755
United Rentals North America, Inc. 3.875%, 02/15/2031		165	160,648
XPO Logistics, Inc. 6.25%, 05/01/2025(a)		25	25,898

			823,796

			43,576,314

Financial Institutions – 6.1%
Banking – 0.7%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)		103	104,298
7.00%, 01/15/2026(a)		22	22,935
Ally Financial, Inc. Series B 4.70%, 05/15/2026(k)		164	164,195
Series C 4.70%, 05/15/2028(k)		28	27,720

	Principal Amount (000)		U.S. $ Value

Discover Financial Services Series D 6.125%, 06/23/2025(k)	U.S.$	93	$100,274
Societe Generale SA 8.00%, 09/29/2025(a) (k)		3	3,395

			422,817

Brokerage – 0.7%
Advisor Group Holdings, Inc. 10.75%, 08/01/2027(a)		57	62,802
AG Issuer LLC 6.25%, 03/01/2028(a)		100	103,417
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029(a)		81	79,396
Lehman Brothers Holdings, Inc. 5.625%, 01/24/2013(d)		423	2,202
LPL Holdings, Inc. 4.00%, 03/15/2029(a)		60	58,305
NFP Corp. 4.875%, 08/15/2028(a)		32	31,213
6.875%, 08/15/2028(a)		90	85,639

			422,974

Finance – 1.4%
Air Lease Corp. Series B 4.65%, 06/15/2026(k)		50	50,378
Aircastle Ltd. 5.25%, 06/15/2026(a) (k)		31	31,125
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		98	95,683
CNG Holdings, Inc. 12.50%, 06/15/2024(a)		32	30,136
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		164	154,259
Enova International, Inc. 8.50%, 09/01/2024-09/15/2025(a)		144	147,732
goeasy Ltd. 4.375%, 05/01/2026(a)		23	22,880
5.375%, 12/01/2024(a)		7	7,161
HighTower Holding, LLC 6.75%, 04/15/2029(a)		11	11,074
Navient Corp. 5.50%, 01/25/2023		87	88,829
5.625%, 08/01/2033		31	27,765
6.125%, 03/25/2024		115	119,830
7.25%, 09/25/2023		35	36,998
OneMain Finance Corp. 8.875%, 06/01/2025		37	39,310

	Principal Amount (000)		U.S. $ Value

SLM Corp. 4.20%, 10/29/2025	U.S.$	57	$58,584

			921,744

Insurance – 0.2%
Acrisure LLC/Acrisure Finance, Inc. 6.00%, 08/01/2029(a)		19	18,045
10.125%, 08/01/2026(a)		40	43,526
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027(a)		29	28,686
AssuredPartners, Inc. 5.625%, 01/15/2029(a)		42	39,020
USI, Inc./NY 6.875%, 05/01/2025(a)		7	7,001

			136,278

Other Finance – 0.5%
Asteroid Private Merger Sub, Inc. 8.50%, 11/15/2029(a)		151	153,844
Coinbase Global, Inc. 3.375%, 10/01/2028(a)		54	48,421
Intrum AB 3.50%, 07/15/2026(a)	EUR	100	111,361

			313,626

REITs – 2.6%
ADLER Group SA 2.75%, 11/13/2026(a)		100	90,897
Aedas Homes Opco Sl 4.00%, 08/15/2026		111	125,869
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	146	138,262
5.75%, 05/15/2026(a)		49	49,000
Diversified Healthcare Trust 4.75%, 02/15/2028		189	177,975
9.75%, 06/15/2025		90	95,652
Hospitality Properties Trust 4.50%, 06/15/2023		25	24,586
Iron Mountain, Inc. 4.50%, 02/15/2031(a)		198	188,110
4.875%, 09/15/2029(a)		69	68,144
5.25%, 07/15/2030(a)		25	24,828
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625%, 05/01/2024		93	98,417
5.75%, 02/01/2027		59	65,535
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875%, 05/15/2029(a)		67	66,309

	Principal Amount (000)		U.S. $ Value

SBA Communications Corp. 3.125%, 02/01/2029	U.S.$	46	$42,940
Service Properties Trust 7.50%, 09/15/2025		247	260,296
Vivion Investments SARL 3.00%, 08/08/2024(a)	EUR	100	107,121

			1,623,941

			3,841,380

Utility – 1.3%
Electric – 1.1%
Calpine Corp. 4.50%, 02/15/2028(a)	U.S.$	141	137,817
5.125%, 03/15/2028(a)		133	129,726
Talen Energy Supply LLC 6.50%, 06/01/2025		132	56,826
7.25%, 05/15/2027(a)		44	39,483
10.50%, 01/15/2026(a)		139	64,607
Vistra Corp. 7.00%, 12/15/2026(a) (k)		28	27,956
8.00%, 10/15/2026(a) (k)		29	30,110
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		148	142,656
5.50%, 09/01/2026(a)		78	79,471

			708,652

Other Utility – 0.2%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)		118	121,996

			830,648

Total Corporates - Non-Investment Grade (cost $49,245,410)			48,248,342

CORPORATES - INVESTMENT GRADE – 9.1%
Industrial – 6.0%
Basic – 1.3%
ArcelorMittal SA 4.25%, 07/16/2029		25	26,371
Arconic Corp. 6.00%, 05/15/2025(a)		20	20,695
CF Industries, Inc. 4.95%, 06/01/2043		44	50,352
5.15%, 03/15/2034		23	26,648
5.375%, 03/15/2044		51	61,395
Freeport-McMoRan, Inc. 5.00%, 09/01/2027		279	288,743
5.25%, 09/01/2029		104	110,240
5.40%, 11/14/2034		99	114,357
Glencore Finance Canada Ltd. 6.00%, 11/15/2041(a)		5	5,946

	Principal Amount (000)		U.S. $ Value

INEOS Finance PLC 2.875%, 05/01/2026(a)	EUR	120	$131,446

			836,193

Capital Goods – 0.1%
General Electric Co. Series D 3.533% (LIBOR 3 Month + 3.33%), 03/15/2022(h) (k)	U.S.$	40	39,200
Howmet Aerospace, Inc. 5.90%, 02/01/2027		4	4,316

			43,516

Communications - Media – 0.7%
Netflix, Inc. 3.625%, 05/15/2027	EUR	124	156,915
4.375%, 11/15/2026	U.S.$	25	26,832
4.625%, 05/15/2029	EUR	113	153,650
4.875%, 04/15/2028	U.S.$	100	110,038

			447,435

Communications - Telecommunications – 0.9%
Hughes Satellite Systems Corp. 5.25%, 08/01/2026		21	22,343
T-Mobile USA, Inc. 2.625%, 02/15/2029		80	75,227
2.875%, 02/15/2031		155	145,704
3.375%, 04/15/2029(a)		47	45,959
3.50%, 04/15/2031		126	123,221
4.75%, 02/01/2028		126	130,279

			542,733

Consumer Cyclical - Other – 0.3%
MDC Holdings, Inc. 6.00%, 01/15/2043		87	101,592
Toll Brothers Finance Corp. 4.875%, 03/15/2027		93	100,959

			202,551

Consumer Non-Cyclical – 1.0%
HCA, Inc. 5.375%, 09/01/2026		33	35,799
5.625%, 09/01/2028		35	38,981
5.875%, 02/15/2026		54	58,881
Kraft Heinz Foods Co. 3.00%, 06/01/2026		185	186,850
4.375%, 06/01/2046		93	97,515
Pilgrim’s Pride Corp. 3.50%, 03/01/2032(a)		105	100,070
5.875%, 09/30/2027(a)		136	142,011

			660,107

	Principal Amount (000)		U.S. $ Value

Energy – 0.8%
Cenovus Energy, Inc. 5.40%, 06/15/2047	U.S.$	2	$2,407
6.75%, 11/15/2039		1	1,917
Continental Resources, Inc./OK 4.90%, 06/01/2044		16	16,829
5.75%, 01/15/2031(a)		28	31,924
Energy Transfer LP 4.40%, 03/15/2027		105	111,590
Hess Corp. 7.30%, 08/15/2031		36	47,223
Marathon Oil Corp. 6.80%, 03/15/2032		34	42,523
QEP Resources, Inc. 5.375%, 10/01/2022		1	521
Western Midstream Operating LP 3.95%, 06/01/2025		33	33,788
4.55%, 02/01/2030		49	51,278
4.65%, 07/01/2026		41	42,926
4.75%, 08/15/2028		12	12,734
5.45%, 04/01/2044		26	28,770
5.75%, 02/01/2050		84	92,161

			516,591

Services – 0.0%
Expedia Group, Inc. 6.25%, 05/01/2025(a)		5	5,574

Technology – 0.4%
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		125	126,591
MSCI, Inc. 4.00%, 11/15/2029(a)		25	25,165
Nokia Oyj 6.625%, 05/15/2039		64	81,156

			232,912

Transportation - Airlines – 0.5%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		45	47,931
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		234	248,703

			296,634

			3,784,246

Financial Institutions – 3.1%
Banking – 1.0%
Barclays Bank PLC 6.86%, 06/15/2032(a) (k)		15	19,343
Citigroup, Inc. Series T 6.25%, 08/15/2026(k)		38	42,071
Series U 5.00%, 09/12/2024(k)		70	70,702

	Principal Amount (000)		U.S. $ Value

Series V 4.70%, 01/30/2025(k)	U.S.$	41	$41,028
Series W 4.00%, 12/10/2025(k)		18	17,852
Series Y 4.15%, 11/15/2026(k)		46	44,924
First-Citizens Bank & Trust Co. 3.929%, 06/19/2024		37	37,929
Goldman Sachs Group, Inc. (The) Series P 5.00%, 11/10/2022(k)		128	125,364
JPMorgan Chase & Co. Series FF 5.00%, 08/01/2024(k)		80	81,424
Series HH 4.60%, 02/01/2025(k)		49	48,762
Lloyds Banking Group PLC 6.00%, 06/07/2032(k)	GBP	8	10,185
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(k)	U.S.$	111	109,920

			649,504

Brokerage – 0.1%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(k)		58	62,074

Finance – 0.4%
Aircastle Ltd. 2.85%, 01/26/2028(a)		2	1,957
5.25%, 08/11/2025(a)		148	159,474
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		2	1,923
3.50%, 11/01/2027(a)		18	18,028
4.125%, 08/01/2025(a)		16	16,635
4.375%, 01/30/2024(a)		36	37,331
4.875%, 10/01/2025(a)		6	6,379

			241,727

Insurance – 1.1%
ACE Capital Trust II 9.70%, 04/01/2030		20	28,862
Centene Corp. 2.50%, 03/01/2031		453	420,288
2.625%, 08/01/2031		43	40,287
3.00%, 10/15/2030		66	64,065
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		61	83,743
Prudential Financial, Inc. 5.20%, 03/15/2044		20	20,592
5.625%, 06/15/2043		50	51,574

			709,411

	Principal Amount (000)			U.S. $ Value

REITs – 0.5%
MPT Operating Partnership LP/MPT Finance Corp. 4.625%, 08/01/2029	U.S.$	21		$21,604
5.00%, 10/15/2027		122		125,354
5.25%, 08/01/2026		40		40,799
Office Properties Income Trust 3.45%, 10/15/2031		104		97,618

				285,375

				1,948,091

Total Corporates - Investment Grade (cost $5,593,599)				5,732,337

BANK LOANS – 4.8%
Industrial – 4.3%
Basic – 0.0%
Nouryon Finance B.V. 3.105% (LIBOR 1 Month + 3.00%), 10/01/2025(l)		7		7,418

Capital Goods – 0.3%
ACProducts Holdings, Inc. 4.750% (LIBOR 3 Month + 4.25%), 05/17/2028(l)		99		97,871
Apex Tool Group, LLC 6.750% (LIBOR 1 Month + 5.50%), 08/01/2024(l)		56		55,634
Chariot Buyer LLC 4.000% (LIBOR 1 Month + 3.50%), 11/03/2028(l)		20		19,950
Granite US Holdings Corporation 4.224% (LIBOR 3 Month + 4.00%), 09/30/2026(b) (l)		55		54,648

				228,103

Communications - Media – 0.2%
Advantage Sales & Marketing, Inc. 5.250% (LIBOR 1 Month + 4.50%), 10/28/2027(l)		0	**	95
5.250% (LIBOR 3 Month + 4.50%), 10/28/2027(l)		38		37,744
Clear Channel Outdoor Holdings, Inc. 3.605% (LIBOR 1 Month + 3.50%), 08/21/2026(l)		0	**	30
3.799% (LIBOR 3 Month + 3.50%), 08/21/2026(l)		12		11,527
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 3.105% (LIBOR 1 Month + 3.00%), 05/01/2026(l)		18		17,641

	Principal Amount (000)		U.S. $ Value

Univision Communications, Inc. 3.750% (LIBOR 1 Month + 2.75%), 03/15/2024(l)	U.S.$	52	$52,014

			119,051

Communications - Telecommunications – 0.6%
Crown Subsea Communications Holding, Inc. 5.500% (LIBOR 1 Month + 4.75%), 04/27/2027(l)		56	56,400
DIRECTV Financing, LLC 5.750% (LIBOR 3 Month + 5.00%), 08/02/2027(l)		59	58,687
Intrado Corporation 5.000% (LIBOR 3 Month + 4.00%), 10/10/2024(l)		26	24,021
Proofpoint, Inc. 6.750% (LIBOR 3 Month + 6.25%), 08/31/2029(l)		120	120,863
Zacapa SARL 4.724% (LIBOR 3 Month + 4.50%), 07/02/2025(l)		99	98,724

			358,695

Consumer Cyclical - Automotive – 0.1%
Clarios Global LP 3.355% (LIBOR 1 Month + 3.25%), 04/30/2026(l)		42	42,017

Consumer Cyclical - Entertainment – 0.2%
Seaworld Parks & Entertainment, Inc. 3.500% (LIBOR 1 Month + 3.00%), 08/25/2028(l)		117	116,643

Consumer Cyclical - Other – 0.2%
Caesars Resort Collection, LLC 2.855% (LIBOR 1 Month + 2.75%), 12/23/2024(l)		37	37,052
Flutter Entertainment PLC 2.474% (LIBOR 3 Month + 2.25%), 07/21/2026(l)		4	4,081
Golden Nugget Online Gaming, LLC 13.000% (LIBOR 1 Month + 12.00%), 10/04/2023(b) (l)		1	800
Scientific Games International, Inc. 2.855% (LIBOR 1 Month + 2.75%), 08/14/2024(l)		78	77,520

			119,453

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 3.750% (LIBOR 3 Month + 2.75%), 02/05/2025(l)		6	5,999

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.1%
Great Outdoors Group, LLC 4.500% (LIBOR 3 Month + 3.75%), 03/06/2028(l)	U.S.$	17	$16,706
PetSmart LLC 4.500% (LIBOR 3 Month + 3.75%), 02/11/2028(l)		80	79,426

			96,132

Consumer Non-Cyclical – 0.5%
Gainwell Acquisition Corp. 4.750% (LIBOR 3 Month + 4.00%), 10/01/2027(l)		40	39,612
Global Medical Response, Inc. 5.250% (LIBOR 3 Month + 4.25%), 03/14/2025(l)		16	15,607
Kronos Acquisition Holdings, Inc. 4.250% (LIBOR 3 Month + 3.75%), 12/22/2026(l)		40	38,313
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.855% (LIBOR 1 Month + 3.75%), 11/16/2025(l)		27	27,245
Padagis LLC 5.250% (LIBOR 3 Month + 4.75%), 07/06/2028(b) (l)		28	28,147
U.S. Renal Care, Inc. 5.104% (LIBOR 1 Month + 5.00%), 06/26/2026(l)		59	57,834
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 5.750% (LIBOR 3 Month + 5.25%), 12/15/2027(l)		89	89,195

			295,953

Energy – 0.5%
CITGO Petroleum Corporation 7.250% (LIBOR 1 Month + 6.25%), 03/28/2024(l)		35	34,575
GIP II Blue Holding, L.P. 5.500% (LIBOR 3 Month + 4.50%), 09/29/2028(l)		211	210,461
Parkway Generation, LLC, 11/05/2028(m)		59	59,422

			304,458

Other Industrial – 0.3%
American Tire Distributors, Inc. 7.000% (LIBOR 3 Month + 6.25%), 10/20/2028(l)		165	165,825
Dealer Tire, LLC 4.355% (LIBOR 1 Month + 4.25%), 12/12/2025(l)		20	19,608

	Principal Amount (000)		U.S. $ Value

FCG Acquisitions, Inc. 7.250% (LIBOR 3 Month + 6.75%), 03/30/2029(b) (l)	U.S.$	30	$30,225
Rockwood Service Corporation 4.105% (LIBOR 1 Month + 4.00%), 01/23/2027(l)		3	3,277

			218,935

Services – 0.2%
Amentum Government Services Holdings LLC 3.605% (LIBOR 1 Month + 3.50%), 01/29/2027(b) (l)		20	19,700
Garda World Security Corporation 4.360% (LIBOR 1 Month + 4.25%), 10/30/2026(l)		58	57,918
Verscend Holding Corp. 4.105% (LIBOR 1 Month + 4.00%), 08/27/2025(l)		26	26,021

			103,639

Technology – 1.1%
Ascend Learning, LLC 6.250% (LIBOR 1 Month + 5.75%), 12/10/2029(l)		50	50,235
athenahealth, Inc. 4.400% (LIBOR 3 Month + 4.25%), 02/11/2026(l)		71	70,588
Banff Guarantor, Inc. 6.000% (LIBOR 3 Month + 5.50%), 02/27/2026(l)		50	50,291
Boxer Parent Company, Inc. 3.974% (LIBOR 3 Month + 3.75%), 10/02/2025(l)		58	57,534
Endurance International Group Holdings, Inc. 4.250% (LIBOR 3 Month + 3.50%), 02/10/2028(l)		74	73,072
FINThrive Software Intermediate Holdings, Inc. 7.250% (LIBOR 3 Month + 6.75%), 12/17/2029(l)		50	49,834
Loyalty Ventures, Inc. 5.000% (LIBOR 1 Month + 4.50%), 11/03/2027(l)		132	131,615
Peraton Corp. 4.500% (LIBOR 1 Month + 3.75%), 02/01/2028(l)		33	33,374
Playtika Holding Corp. 2.855% (LIBOR 1 Month + 2.75%), 03/13/2028(l)		60	59,321
Presidio Holdings, Inc. 3.610% (LIBOR 1 Month + 3.50%), 01/22/2027(l)		1	745
3.800% (LIBOR 3 Month + 3.50%), 01/22/2027(l)		14	14,229

	Principal Amount (000)			U.S. $ Value

Veritas US, Inc. 6.000% (LIBOR 3 Month + 5.00%), 09/01/2025(l)	U.S.$	84		$83,334

				674,172

				2,690,668

Financial Institutions – 0.4%
Finance – 0.0%
Orbit Private Holdings I Ltd. 5.000% (LIBOR 3 Month + 4.50%), 12/11/2028(b) (l)		30		30,000

Insurance – 0.4%
Cross Financial Corp. 4.750% (LIBOR 1 Month + 4.00%), 09/15/2027(l)		45		44,719
Hub International Limited 4.000% (LIBOR 2 Month + 3.25%), 04/25/2025(l)		0	**	169
4.000% (LIBOR 3 Month + 3.25%), 04/25/2025(l)		67		66,567
Jones DesLauriers Insurance Management, Inc. 8.000% (CDOR 3 Month + 7.50%), 03/26/2029(b) (l)	CAD	90		70,733
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 3.855% (LIBOR 1 Month + 3.75%), 09/03/2026(l)	U.S.$	50		49,400

				231,588

				261,588

Utility – 0.1%
Electric – 0.1%
Generation Bridge, LLC 5.750% (LIBOR 3 Month + 5.00%), 12/01/2028(b) (l)		42		42,095
Granite Generation LLC 4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(l)		43		42,755
4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(l)		9		8,457

				93,307

Total Bank Loans (cost $3,020,163)				3,045,563

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 1.6%
Industrial – 1.5%
Basic – 0.2%
Eldorado Gold Corp. 6.25%, 09/01/2029(a)	U.S.$	91	$91,123
First Quantum Minerals Ltd. 7.25%, 04/01/2023(a)		58	58,752

			149,875

Communications - Telecommunications – 0.3%
Sable International Finance Ltd. 5.75%, 09/07/2027(a)		180	183,371

Consumer Cyclical - Other – 0.7%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		236	222,725
Wynn Macau Ltd. 5.50%, 01/15/2026(a)		209	196,105

			418,830

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(b) (e) (f) (g)		17	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(b) (e) (f) (g)		10	0

			0

Consumer Non-Cyclical – 0.0%
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(b) (c) (e) (f) (g) (j)		2	0
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(b) (c) (d) (e) (g)		96	10

			10

Technology – 0.3%
CA Magnum Holdings 5.375%, 10/31/2026(a)		200	203,940

			956,026

Utility – 0.1%
Electric – 0.1%
Terraform Global Operating LLC 6.125%, 03/01/2026(g)		28	28,408

Total Emerging Markets - Corporate Bonds (cost $1,136,135)			984,434

Company	Shares	U.S. $ Value

COMMON STOCKS – 0.9%
Energy – 0.5%
Energy Equipment & Services – 0.0%
Vantage Drilling International(c)	247	$1,482

Oil, Gas & Consumable Fuels – 0.5%
Berry Corp.	5,250	45,622
CHC Group LLC(c)	468	0
Civitas Resources, Inc.	523	28,503
Denbury, Inc.(c)	679	51,020
Diamond Offshore Drilling, Inc.(c)	5,350	28,355
Diamond Offshore Drilling, Inc.(c) (g)	1,142	6,053
Edcon Ltd.(b) (c) (e)	8,218	0
Global Partners LP/MA	1,004	27,018
Gulfport Energy Corp.(c)	2,074	135,743
K201640219 South Africa Ltd. A Shares(b) (c) (e)	191,574	0
K201640219 South Africa Ltd. B Shares(b) (c) (e)	30,276	0
SandRidge Energy, Inc.(c)	5	58
Whiting Petroleum Corp.(c)	142	10,544

		332,916

		334,398

Consumer Discretionary – 0.2%
Auto Components – 0.2%
ATD New Holdings, Inc.(b) (c)	1,009	82,570
Exide Corp.(b) (c) (e)	7	11,550

		94,120

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment, Inc.(c)	151	11,497

		105,617

Consumer Staples – 0.1%
Food & Staples Retailing – 0.1%
Southeastern Grocers, Inc.(b) (c) (e)	3,584	84,224

Information Technology – 0.1%
Software – 0.1%
Avaya Holdings Corp.(c)	1,385	25,235
Monitronics International, Inc.(c)	578	1,445

		26,680

Communication Services – 0.0%
Media – 0.0%
DISH Network Corp. - Class A(c)	100	3,140
iHeartMedia, Inc. - Class A(c)	1,045	21,057

		24,197

Industrials – 0.0%
Construction & Engineering – 0.0%
WillScot Mobile Mini Holdings Corp.(c)	508	18,816

Company	Shares		U.S. $ Value

Materials – 0.0%
Containers & Packaging – 0.0%
Westrock Co.		6	$277

Metals & Mining – 0.0%
BIS Industries Holdings Ltd.(b) (c) (e)		21,027	0
Neenah Enterprises, Inc.(b) (c) (e)		4,481	0

			0

			277

Total Common Stocks (cost $740,406)			594,209

PREFERRED STOCKS – 0.4%
Industrial – 0.3%
Consumer Cyclical - Automotive – 0.1%
Exide International Holdings LP 0.00%(b) (c) (e) (g)		39	32,955

Consumer Cyclical - Other – 0.0%
Hovnanian Enterprises, Inc. 7.625%		490	10,589

Energy – 0.1%
Gulfport Energy Corp. 10.00%(b) (c)		4	23,600
Targa Resources Corp. Series A 9.50%		70	75,292

			98,892

Industrial Conglomerates – 0.1%
WESCO International, Inc. Series A 10.625%		1,425	43,434

			185,870

Financial Institutions – 0.1%
Capital Markets – 0.1%
Ladenburg Thalmann Financial Services, Inc. Series A 8.00%		2,175	31,864

Total Preferred Stocks (cost $168,855)			217,734

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 0.1%
Mexico – 0.1%
Mexican Bonos Series M 5.75%, 03/05/2026	MXN	1,202	54,701
Series M 20 10.00%, 12/05/2024		480	24,760

Total Governments - Treasuries (cost $91,458)			79,461

	Principal Amount (000)			U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.358% (LIBOR 1 Month + 4.25%), 11/25/2023(h)	U.S.$	21		$21,658
Series 2014-HQ2, Class M3 3.858% (LIBOR 1 Month + 3.75%), 09/25/2024(h)		27		28,006
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 4.508% (LIBOR 1 Month + 4.40%), 01/25/2024(h)		5		5,401
Series 2015-C03, Class 2M2 5.108% (LIBOR 1 Month + 5.00%), 07/25/2025(h)		0	**	55

				55,120

Non-Agency Fixed Rate – 0.0%
Alternative Loan Trust Series 2006-28CB, Class A14 6.25%, 10/25/2036		4		2,668
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		4		2,361

				5,029

Total Collateralized Mortgage Obligations (cost $60,759)				60,149

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Non-Agency Fixed Rate CMBS – 0.1%
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class D 4.483%, 07/10/2047(a)		15		14,443
GS Mortgage Securities Trust Series 2014-GC18, Class D 4.975%, 01/10/2047(a)		11		5,077
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class D 4.886%, 01/15/2047(a)		29		28,337

Total Commercial Mortgage-Backed Securities (cost $53,994)				47,857

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - TREASURIES – 0.0%
South Africa – 0.0%
Republic of South Africa Government Bond Series 2023 7.75%, 02/28/2023 (cost $21,014)	ZAR	283	$18,835

	Shares

WARRANTS – 0.0%
Avaya Holdings Corp., expiring 12/15/2022(c)		1,210	1,343
Battalion Oil Corp., expiring 10/08/2022(b) (c) (e)		4	0
Battalion Oil Corp., expiring 10/08/2022(b) (c) (e)		2	0
Battalion Oil Corp., expiring 10/08/2022(b) (c) (e)		3	0
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(c)		1,980	32
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(c)		831	95
Willscot Corp., expiring 11/29/2022(b) (c) (e)		787	17,049

Total Warrants (cost $13,125)			18,519

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(b) (c) (cost $0)		3,442	4,561

SHORT-TERM INVESTMENTS – 5.3%
Investment Companies – 5.3%
AB Fixed Income Shares, Inc. - AB Government Money Market Portfolio - Class AB, 0.01%(n) (o) (p) (cost $3,349,988)		3,349,988	3,349,988

Total Investments – 99.1% (cost $63,494,906)(q)			62,401,989
Other assets less liabilities – 0.9%			545,582

Net Assets – 100.0%			$62,947,571

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Index Futures	1	March 2022	$101,220	$(6,633)
S&P 500 E-Mini Futures	1	March 2022	225,213	(1,332)
U.S. Long Bond (CBT) Futures	4	March 2022	622,500	(19,625)
U.S. T-Note 5 Yr (CBT) Futures	17	March 2022	2,026,453	(34,078)
U.S. T-Note 10 Yr (CBT) Futures	17	March 2022	2,175,469	(16,984)
Sold Contracts
EURO-OAT Futures	1	March 2022	180,887	5,662

				$(72,990)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	CAD	103	USD	82	02/10/2022	$484
Brown Brothers Harriman & Co.	EUR	300	USD	339	02/10/2022	1,975
Brown Brothers Harriman & Co.	USD	122	EUR	108	02/10/2022	(429)
Brown Brothers Harriman & Co.	GBP	215	USD	292	03/17/2022	3,104
Brown Brothers Harriman & Co.	MXN	1,289	USD	62	03/24/2022	551
Deutsche Bank AG	EUR	2,294	USD	2,652	02/10/2022	74,559
Morgan Stanley Capital Services LLC	EUR	978	USD	1,112	02/10/2022	13,212

						$93,456

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00%	Quarterly	2.87%	USD	255	$18,473	$(222)	$18,695
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	5.00	Quarterly	3.38	USD	2,250	167,908	185,052	(17,144)
iTraxx Europe Crossover Series 36, 5 Year Index, 12/20/2026*	5.00	Quarterly	2.88	EUR	330	36,933	42,919	(5,986)

						$223,314	$227,749	$(4,435)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,770	03/06/2023	3 Month LIBOR	2.714%	Quarterly/ Semi-Annual	$53,633	$—	$53,633
USD	2,835	09/02/2025	2.248%	3 Month LIBOR	Semi-Annual/ Quarterly	(90,925)	(8,311)	(82,614)
USD	961	01/15/2026	1.978%	3 Month LIBOR	Semi-Annual/ Quarterly	(13,784)	5,398	(19,182)
USD	651	02/16/2026	1.625%	3 Month LIBOR	Semi-Annual/ Quarterly	(4,487)	7,434	(11,921)
USD	150	03/31/2026	1.693%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,164)	—	(1,164)
USD	100	05/03/2026	1.770%	3 Month LIBOR	Semi-Annual/ Quarterly	(913)	—	(913)
USD	800	06/01/2026	1.714%	3 Month LIBOR	Semi-Annual/ Quarterly	(4,143)	32,362	(36,505)
USD	4,650	04/28/2027	3 Month LIBOR	2.330%	Quarterly/ Semi-Annual	173,773	16,658	157,115
USD	350	05/03/2027	2.285%	3 Month LIBOR	Semi-Annual/ Quarterly	(11,986)	112	(12,098)
USD	940	03/06/2028	2.876%	3 Month LIBOR	Semi-Annual/ Quarterly	(71,921)	—	(71,921)

						$28,083	$53,653	$(25,570)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)%	Monthly	7.50%	USD	173	$74,499	$20,407	$54,092
Goldman Sachs International
CDX-CMBX.NA.BBB Series 6, 05/11/2063*	(3.00)	Monthly	7.50	USD	192	47,573	19,058	28,515
Sale Contracts
BNP Paribas SA
Altice France SA, 6/20/2024*	5.00	Quarterly	1.99	EUR	70	5,902	3,006	2,896

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	7.50%	USD	28	$(12,003)	$(3,244)	$(8,759)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	66	(28,558)	(7,161)	(21,397)
International Game Technology, 4.750%, 02/15/2023, 06/20/2022*	5.00	Quarterly	0.50	EUR	100	2,636	2,032	604
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	75	(18,596)	(4,742)	(13,854)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	252	(62,482)	(16,358)	(46,124)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	1.19	USD	20	1,540	759	781
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	1.19	USD	10	770	243	527
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	156	(67,424)	(26,550)	(40,874)

						$(56,143)	$(12,550)	$(43,593)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
Markit iBoxx USD Contingent Convertible Liquid Developed Markets AT1 I	1 Day SOFR	Quarterly	USD	569	06/20/2022	$(10,632)

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2022, the aggregate market value of these securities amounted to $41,375,583 or 65.7% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Non-income producing security.
(d)	Defaulted matured security.
(e)	Fair valued by the Adviser.
(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2022.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.11% of net assets as of January 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Diamond Offshore Drilling, Inc.	04/23/2021	$19,989	$6,053	0.01%
Exide International Holdings LP	11/05/2020	29,328	32,955	0.05%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	03/13/2015- 06/30/2021	16,398	0	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	12/22/2016- 06/30/2021	10,323	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	02/19/2015	36,767	0	0.00%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018- 06/04/2019	28,027	28,408	0.05%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019- 10/31/2020	4,111	0	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	02/13/2013	96,161	10	0.00%

(h)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2022.
(i)	Convertible security.
(j)	Defaulted.
(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(l)	The stated coupon rate represents the greater of the LIBOR or an alternate base rate such as the CDOR or the LIBOR/CDOR floor rate plus a spread at January 31, 2022.
(m)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	The rate shown represents the 7-day yield as of period end.
(p)	Affiliated investments.
(q)

As of January 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,616,186 and gross unrealized depreciation of investments was $(2,772,867), resulting in net unrealized depreciation of $(1,156,681).

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

MXN – Mexican Peso

USD – United States Dollar

ZAR – South African Rand

Glossary:

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

INTRCONX – Inter-Continental Exchange

LIBOR – London Interbank Offered Rate

OAT – Obligations Assimilables du Trésor

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB High Yield Portfolio

January 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$48,244,551	$3,791	#	$48,248,342
Corporates - Investment Grade	-0-	5,732,337	-0-		5,732,337
Bank Loans	-0-	2,769,215	276,348		3,045,563
Emerging Markets - Corporate Bonds	-0-	984,424	10	#	984,434
Common Stocks	381,457	34,408 #	178,344	#	594,209
Preferred Stocks	54,023	107,156	56,555		217,734
Governments - Treasuries	-0-	79,461	-0-		79,461
Collateralized Mortgage Obligations	-0-	60,149	-0-		60,149
Commercial Mortgage-Backed Securities	-0-	47,857	-0-		47,857
Emerging Markets - Treasuries	-0-	18,835	-0-		18,835
Warrants	1,470	-0-	17,049	#	18,519
Rights	-0-	-0-	4,561		4,561
Short-Term Investments:
Investment Companies	3,349,988	-0-	-0-		3,349,988

Total Investments in Securities	3,786,938	58,078,393	536,658		62,401,989
Other Financial Instruments*:
Assets
Futures	5,662	-0-	-0-		5,662
Forward Currency Exchange Contracts	-0-	93,885	-0-		93,885
Centrally Cleared Credit Default Swaps	-0-	223,314	-0-		223,314
Centrally Cleared Interest Rate Swaps	-0-	227,406	-0-		227,406
Credit Default Swaps	-0-	132,920	-0-		132,920
Liabilities
Futures	(78,652)	-0-	-0-		(78,652)
Forward Currency Exchange Contracts	-0-	(429)	-0-		(429)
Centrally Cleared Interest Rate Swaps	-0-	(199,323)	-0-		(199,323)
Credit Default Swaps	-0-	(189,063)	-0-		(189,063)
Total Return Swaps	-0-	(10,632)	-0-		(10,632)

Total	$3,713,948	$58,356,471	$536,658		$62,607,077

#	The Fund held securities with zero market value at period end.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2022 is as follows:

Fund	Market Value 10/31/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,464	$9,944	$9,058	$3,350	$0	*

*	Amount is less than $500.